Stock Option Activity (Detail) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Number of options
Outstanding as of January 1, 2018	689,830
Granted	119,850
Exercised	(201,630)	(203,174)	(62,430)
Forfeited	(36,576)
Outstanding as of December 31, 2018	571,474	689,830
Exercisable as of December 31, 2018	216,632
Weighted-Average Exercise Price
Outstanding as of January 1, 2018	¥ 273.20
Granted	517.45
Exercised	233.98
Forfeited	197.06
Outstanding as of December 31, 2018	343.14	¥ 273.20
Exercisable as of December 31, 2018	¥ 324.84
Weighted-Average Remaining Contractual Term
Outstanding as of January 1, 2018	7 years 3 months 18 days
Exercisable as of December 31, 2018	8 years 10 months 24 days
Aggregate Intrinsic Value of Options
Outstanding as of January 1, 2018	¥ 55,611
Outstanding as of December 31, 2018	34,344	¥ 55,611
Exercisable as of December 31, 2018	¥ 3,034